Distribution Date:	12/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Revision - November 2025
Deal was revised to split out the Trustee Fee and Certificate Administrator Fee reported on page 6 of the Distribution Date Statement

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690VAU2	1.591000%	36,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690VAV0	2.885000%	14,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690VAW8	3.323000%	59,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690VAX6	3.211000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690VAY4	3.252000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61690VAZ1	3.531000%	307,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61690VBB3	3.885000%	77,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.63%
B	61690VBC1	4.090000%	48,478,000.00	43,264,141.45	265,719.55	147,458.62	0.00	0.00	413,178.17	42,998,421.90	80.92%	18.00%
C	61690VBD9	4.202847%	44,547,000.00	44,547,000.00	0.00	156,020.18	0.00	0.00	156,020.18	44,547,000.00	61.15%	13.75%
D	61690VAE8	3.060000%	60,270,000.00	60,270,000.00	0.00	153,688.50	0.00	0.00	153,688.50	60,270,000.00	34.40%	8.00%
E	61690VAG3	4.202847%	26,204,000.00	26,204,000.00	0.00	91,776.17	0.00	0.00	91,776.17	26,204,000.00	22.78%	5.50%
F	61690VAJ7	4.202847%	10,482,000.00	10,482,000.00	0.00	36,711.87	0.00	0.00	36,711.87	10,482,000.00	18.12%	4.50%
G	61690VAL2	4.202847%	15,722,000.00	15,722,000.00	0.00	80,018.55	0.00	0.00	80,018.55	15,722,000.00	11.15%	3.00%
H	61690VAN8	4.202847%	31,445,903.00	25,120,215.18	0.00	0.00	0.00	0.00	0.00	25,120,215.18	0.00%	0.00%
V	61690VAR9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690VAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,048,168,904.01	225,609,356.63	265,719.55	665,673.89	0.00	0.00	931,393.44	225,343,637.08

X-A	61690VBA5	4.202847%	733,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61690VAA6	0.112847%	125,780,000.00	43,264,141.45	0.00	4,068.52	0.00	0.00	4,068.52	42,998,421.90
X-D	61690VAC2	1.142847%	60,270,000.00	60,270,000.00	0.00	57,399.48	0.00	0.00	57,399.48	60,270,000.00
Notional SubTotal			919,768,000.00	103,534,141.45	0.00	61,468.00	0.00	0.00	61,468.00	103,268,421.90

Deal Distribution Total					265,719.55	727,141.89	0.00	0.00	992,861.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690VAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690VAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690VAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690VAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61690VAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61690VBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61690VBC1	892.44897582	5.48123994	3.04176369	0.00000000	0.00000000	0.00000000	0.00000000	8.52300363	886.96773588
C	61690VBD9	1,000.00000000	0.00000000	3.50237233	0.00000000	0.00000000	0.00000000	0.00000000	3.50237233	1,000.00000000
D	61690VAE8	1,000.00000000	0.00000000	2.55000000	0.00000000	0.00000000	0.00000000	0.00000000	2.55000000	1,000.00000000
E	61690VAG3	1,000.00000000	0.00000000	3.50237254	0.00000000	0.00000000	0.00000000	0.00000000	3.50237254	1,000.00000000
F	61690VAJ7	1,000.00000000	0.00000000	3.50237264	0.00000000	0.00000000	0.00000000	0.00000000	3.50237264	1,000.00000000
G	61690VAL2	1,000.00000000	0.00000000	5.08959102	(1.58721855)	5.68817262	0.00000000	0.00000000	5.08959102	1,000.00000000
H	61690VAN8	798.83904685	0.00000000	0.00000000	2.79783188	26.65343431	0.00000000	0.00000000	0.00000000	798.83904685
V	61690VAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690VAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690VBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61690VAA6	343.96677890	0.00000000	0.03234632	0.00000000	0.00000000	0.00000000	0.00000000	0.03234632	341.85420496
X-D	61690VAC2	1,000.00000000	0.00000000	0.95237232	0.00000000	0.00000000	0.00000000	0.00000000	0.95237232	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	11/01/25 - 11/30/25	30	0.00	4,068.52	0.00	4,068.52	0.00	0.00	0.00	4,068.52	0.00
X-D	11/01/25 - 11/30/25	30	0.00	57,399.48	0.00	57,399.48	0.00	0.00	0.00	57,399.48	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/25 - 11/30/25	30	0.00	147,458.62	0.00	147,458.62	0.00	0.00	0.00	147,458.62	0.00
C	11/01/25 - 11/30/25	30	0.00	156,020.18	0.00	156,020.18	0.00	0.00	0.00	156,020.18	0.00
D	11/01/25 - 11/30/25	30	0.00	153,688.50	0.00	153,688.50	0.00	0.00	0.00	153,688.50	0.00
E	11/01/25 - 11/30/25	30	0.00	91,776.17	0.00	91,776.17	0.00	0.00	0.00	91,776.17	0.00
F	11/01/25 - 11/30/25	30	0.00	36,711.87	0.00	36,711.87	0.00	0.00	0.00	36,711.87	0.00
G	11/01/25 - 11/30/25	30	114,383.70	55,064.30	0.00	55,064.30	(24,954.25)	0.00	0.00	80,018.55	89,429.45
H	11/01/25 - 11/30/25	30	750,160.96	87,980.35	0.00	87,980.35	87,980.35	0.00	0.00	0.00	838,141.31
Totals			864,544.66	790,167.99	0.00	790,167.99	63,026.10	0.00	0.00	727,141.89	927,570.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	992,861.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	793,078.07	Master Servicing Fee	1,880.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	504.43
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	94.00
ARD Interest	0.00	Trust Advisor Fee	221.58
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	793,078.07	Total Fees	2,910.10

Principal		Expenses/Reimbursements
Scheduled Principal	265,719.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	18,070.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	44,955.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	265,719.55	Total Expenses/Reimbursements	63,026.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	727,141.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	265,719.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	992,861.44
Total Funds Collected	1,058,797.62	Total Funds Distributed	1,058,797.64

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	225,609,356.63	225,609,356.63	Beginning Certificate Balance	225,609,356.63
(-) Scheduled Principal Collections	265,719.55	265,719.55	(-) Principal Distributions	265,719.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	225,343,637.08	225,343,637.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	225,950,188.58	225,950,188.58	Ending Certificate Balance	225,343,637.08
Ending Actual Collateral Balance	225,803,815.77	225,803,815.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	2	81,478,438.56	36.16%	(3)	4.4540	1.226032
5,000,001 to 10,000,000	1	9,802,843.81	4.35%	(2)	4.4730	1.905800	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 25,000,000	2	46,593,099.99	20.68%	(2)	4.8297	1.871704	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	1	58,947,693.28	26.16%	(4)	4.3600	1.242900	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	9,802,843.81	4.35%	(2)	4.4730	1.905800
100,000,001 or greater	1	110,000,000.00	48.81%	(9)	3.8600	2.432300	2.01 to 2.50	1	110,000,000.00	48.81%	(9)	3.8600	2.432300
Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349	2.51 to 3.00	1	24,062,354.71	10.68%	(2)	4.9512	2.517600
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	58,947,693.51	26.16%	(4)	4.3600	1.242900
							Mixed Use	1	110,000,000.00	48.81%	(9)	3.8600	2.432300
Georgia	1	9,802,843.81	4.35%	(2)	4.4730	1.905800
							Office	4	115,343,637.31	51.19%	(3)	4.5593	1.553244
New York	1	110,000,000.00	48.81%	(9)	3.8600	2.432300
							Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
Ohio	1	24,062,354.71	10.68%	(2)	4.9512	2.517600

Pennsylvania	1	22,530,745.28	10.00%	(2)	4.7000	1.181900

Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	110,000,000.00	48.81%	(9)	3.8600	2.432300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	68,750,537.09	30.51%	(4)	4.3761	1.337420	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	46,593,099.99	20.68%	(2)	4.8297	1.871704	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349	49 months or greater	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
								Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	225,343,637.08	100.00%	(6)	4.2180	1.982349	Interest Only	1	110,000,000.00	48.81%	(9)	3.8600	2.432300
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	115,343,637.08	51.19%	(3)	4.5593	1.553244
	Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	225,343,637.08	100.00%	(6)	4.2180	1.982349	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	225,343,637.08	100.00%	(6)	4.2180	1.982349
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000237	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	09/06/25
4	1544744	OF	Colorado Springs	CO	Actual/360	4.360%	214,736.44	154,080.24	0.00	N/A	08/01/25	--	59,101,773.52	58,947,693.28	11/01/25
6	1545606	OF	Cleveland	OH	Actual/360	4.951%	99,458.57	43,206.22	0.00	N/A	10/01/25	--	24,105,560.93	24,062,354.71	09/01/25
7	695100585	OF	Harrisburg	PA	Actual/360	4.700%	88,434.31	48,226.75	0.00	N/A	10/06/25	--	22,578,972.03	22,530,745.28	09/06/25
26	695100584	OF	Savannah	GA	Actual/360	4.473%	36,615.42	20,206.34	0.00	N/A	10/06/25	--	9,823,050.15	9,802,843.81	10/06/25
Totals							793,078.07	265,719.55	0.00				225,609,356.63	225,343,637.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	27,164,852.00	01/01/25	09/30/25	11/13/25	5,450,709.34	303,769.72	334,451.88	1,070,513.88	0.00	0.00
4	6,059,225.00	3,338,713.00	01/01/25	06/30/25	12/11/25	14,850,284.72	53,832.28	368,324.17	368,324.17	0.00	0.00
6	3,612,219.56	2,447,867.78	01/01/25	06/30/25	--	0.00	0.00	142,331.33	428,004.29	0.00	0.00
7	2,519,448.63	1,038,192.69	01/01/25	06/30/25	--	0.00	0.00	136,348.72	409,411.27	0.00	0.00
26	1,199,301.19	694,373.60	01/01/25	06/30/25	--	0.00	0.00	56,685.87	113,476.91	3,701.71	0.00
Totals	39,908,678.38	34,683,999.07				20,300,994.06	357,602.00	1,038,141.97	2,389,730.52	3,701.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.217962%	3.963360%	(6)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.218325%	3.963732%	(5)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.270382%	4.036716%	(4)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	35,384,109.69	4.137418%	4.006467%	(2)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	55,867,795.58	4.232121%	4.152815%	0
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	40,562,820.29	4.293257%	4.223212%	1
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	25,130,693.52	4.316032%	4.249582%	2
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	40,180,436.70	4.330452%	4.266045%	3
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	26,669,667.73	4.348130%	4.287574%	4
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,091,822.55	4.362602%	4.340971%	5
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364500%	4.342432%	6
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	96,078,431.37	4.364799%	4.342726%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	453000237	09/06/25	2	5	334,451.88	1,070,513.88	0.00	110,000,000.00	03/17/25	13
4	1544744	11/01/25	0	5	368,324.17	368,324.17	0.00	59,101,773.52	09/09/25	13
6	1545606	09/01/25	2	5	142,331.33	428,004.29	0.00	24,188,148.00	10/08/25	13
7	695100585	09/06/25	2	5	136,348.72	409,411.27	0.00	22,671,931.12	09/18/25	13
26	695100584	10/06/25	1	5	56,685.87	113,476.91	3,701.71	9,841,963.13
Totals					1,038,141.97	2,389,730.52	3,701.71	225,803,815.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		225,343,637	0	225,343,637		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	225,343,637	58,947,693	9,802,844	156,593,100	0	0
Nov-25	225,609,357	0	68,924,824	46,684,533	110,000,000	0
Oct-25	248,696,668	17,035,306	0	62,413,215	169,248,146	0
Sep-25	374,007,095	199,367,465	0	0	174,639,630	0
Aug-25	447,199,701	273,262,534	0	0	173,937,167	0
Jul-25	572,308,409	462,308,409	0	0	110,000,000	0
Jun-25	613,750,657	503,750,657	0	0	110,000,000	0
May-25	644,354,006	534,354,006	0	0	110,000,000	0
Apr-25	709,846,804	599,846,804	0	0	110,000,000	0
Mar-25	737,524,558	627,524,558	0	0	110,000,000	0
Feb-25	754,640,488	754,640,488	0	0	0	0
Jan-25	755,666,986	755,666,986	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	453000237	110,000,000.00	110,000,000.00	331,000,000.00	08/14/25	27,164,852.00	2.43230	09/30/25	03/06/25	I/O
4	1544744	58,947,693.28	59,101,773.52	103,900,000.00	06/25/15	2,750,553.00	1.24290	06/30/25	08/01/25	235
6	1545606	24,062,354.71	24,188,148.00	42,650,000.00	07/31/15	2,158,490.78	2.51760	06/30/25	10/01/25	238
7	695100585	22,530,745.28	22,671,931.12	37,250,000.00	08/11/15	969,141.19	1.18190	06/30/25	10/06/25	238
Totals		215,540,793.27	215,961,852.64	514,800,000.00		33,043,036.97

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	453000237	MU	NY	03/17/25	13

The Loan was transferred to the Special Servicer on 3/20/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 3/6/2025. The collateral consists of two Class B multi-tenant office buildings totaling

510K SF located in the Grand Central submarket of New York. 535 Fifth Ave is a 36-story, 335K SF multi-tenant office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant office building built in 1898. The major tenants are

Best Buy (36,787 S F, 7% NRA, 3/31 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property is currently 90.4% occupied as of 06/2025 and reported an annualized NOI/DSCR of $27.4MM/2.46x. Per discussions with the Borrower, they are working towards securing refinancing of t he Property with a tentative closing of 11/1/25. The Lender is in continued discussions with the Borrower while simultaneously reserving all rights under the Loan Documents. Foreclosure complaint was filed.

4	1544744	OF	CO	09/09/25	13

The loan transferred SS on 9/10/2025 after the loan failed to pay off on the 8/1/2025 maturity date. Collateral is a 459K SF, Class A, office complex comprised of four buildings, located in the CBD of Colorado Springs, CO. The property was 74%

occupied an d performing at a 1.60x DSCR as of October 2025. Borrower marketed property for sale and is evaluating offers and exit strategies while discussions continue with Lender. Lender has hired counsel and dual tracking workout discussions and foreclosure.

6	1545606	OF	OH	10/08/25	13

The loan transferred SS on 10/8/2025 after the loan failed to pay off on the 10/1/2025 maturity date. The original senior debt was $27.5MM and a $5.5MM mezz. The collateral is a 12-story office building located just south of Public Square in the

Cleveland CBD. Sherwin Williams (31% NRA) has a 10/31/2025 lease expiration and is expected to move most of their operations to new headquarters that is nearing completion. The collateral was 89% occupied and performing at a 1.47x NCF

DSCR (including mezz) as of 2Q25. Borrower has not submitted a proposal for Lender to consider. Lender will file for a receiver and dual tracker foreclosure with workout discussions.

7	695100585	OF	PA	09/18/25	13

The Loan was transferred to the Special Servicer on 9/18/2025 due to Imminent default as the Borrower informed the Lender of its inability to pay off the Loan at the 10/06/25 maturity date. The Loan has now matured and is in default. Legal counsel was retained and an NOD was issued to the Borrower. The collateral consists of a 18-story Class A office building containing approximately 172,629 SF of net rentable office area and an eight-story parking garage located in

Harrisburg, Pennsylvania. As of 6/ 30/2025, the Property is 80% occupied and reports an annualized NOI/DSCR of $2.15MM/1.31x. The Lender will continue discussions with the Borrower while simultaneously reserving all rights under the Loan

Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1341635	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	--
8	453000274	19,698,972.36	4.60500%	19,698,972.36 4.60500%		10	04/28/20	05/01/20	08/11/20
8A	453000278	3,939,794.47	4.60500%	3,939,794.47 4.60500%		10	04/28/20	05/01/20	08/11/20
19	304971019	14,229,677.02	4.55000%	14,229,677.02 4.55000%		10	06/30/20	09/01/20	09/11/20
Totals		37,868,443.85		37,868,443.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	1341635	01/17/25	96,078,431.37	276,000,000.00	97,828,206.21	783,652.84	97,828,206.21	97,044,553.37	0.00	0.00	0.00	0.00	0.00%
20	304971020	10/17/22	12,978,867.00	18,000,000.00	15,996,567.08	3,017,700.08	15,996,567.08	12,978,867.00	0.00	0.00	0.00	0.00	0.00%
32	1544569	11/18/20	8,646,550.80	4,600,000.00	3,398,515.03	1,143,123.67	3,398,515.03	2,255,391.36	6,391,159.44	0.00	65,470.76	6,325,688.68	67.29%
34	300801344	11/18/21	7,613,422.23	6,200,000.00	7,688,802.48	75,380.24	7,688,802.48	7,613,422.24	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			125,317,271.40	304,800,000.00	124,912,090.80	5,019,856.83	124,912,090.80	119,892,233.97	6,391,159.44	0.00	65,470.76	6,325,688.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	1341635	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	304971020	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	1544569	07/17/23	0.00	0.00	6,325,688.68	0.00	0.00	(6,093.98)	0.00	0.00	6,325,688.68
		10/17/22	0.00	0.00	6,331,782.66	0.00	0.00	600.00	0.00	0.00
		09/16/22	0.00	0.00	6,331,182.66	0.00	0.00	178.64	0.00	0.00
		08/17/22	0.00	0.00	6,331,004.02	0.00	0.00	(754.54)	0.00	0.00
		07/15/22	0.00	0.00	6,331,758.56	0.00	0.00	497.83	0.00	0.00
		03/17/22	0.00	0.00	6,331,260.73	0.00	0.00	(60,007.15)	0.00	0.00
		05/17/21	0.00	0.00	6,391,267.88	0.00	0.00	54.44	0.00	0.00
		12/17/20	0.00	0.00	6,391,213.44	0.00	0.00	54.00	0.00	0.00
		11/18/20	0.00	0.00	6,391,159.44	0.00	0.00	6,391,159.44	0.00	0.00
34	300801344	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,916.67	0.00	0.00	18,070.62	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,312.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	5,021.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,703.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	44,955.48	0.00	0.00	18,070.62	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,026.10

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25